WRL LETTERHEAD





                                   May 1, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Western Reserve Life Assurance Co. of Ohio
                  WRL Series Life Account
                  WRL Freedom Wealth Protector (File No. 33-69138)

CIK No.: 0000778209

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 16, 2001 via EDGAR.

                                                  Sincerely,

                                                  /s/ Priscilla I. Hechler
                                                  --------------------------
                                                  Priscilla I. Hechler
                                                  Assistant Vice President
                                                  and Assistant Secretary

cc:  Kimberly A. Scouller, Esq.
     Mary Jane Wilson-Bilik, Esq.